IFRS 15 tables (Tables)	12 Months Ended
Dec. 31, 2018
IFRS 15 catch-up adjustment [abstract]
IFRS 15 catch-up adjustment [text block]

in 000€	January 1, 2018
Software	−
Medical	1,173
Manufacturing	−
Total catch-up adjustment	1,173